Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Profit before taxes	€ 695	€ 1,454	€ 1,205
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	665	587	461
Amortisation of intangible assets	62	52	51
Share-based payment expense	14	15	17
Finance costs, net	111	96	93
Income taxes paid	(273)	(270)	(263)
Changes in assets and liabilities:
Decrease in trade and other receivables	208	5	72
Decrease/(increase) in inventories	34	(25)	(45)
Increase/(decrease) in trade and other payables	53	(63)	297
(Decrease)/increase in net payable receivable from related parties	(112)	59	(20)
Increase/(decrease) in provisions	43	(57)	9
Change in other operating assets and liabilities	(10)	51	(71)
Net cash flows from operating activities	1,490	1,904	1,806
Cash flows from investing activities:
Purchases of property, plant and equipment	(348)	(506)	(525)
Purchases of capitalised software	(60)	(96)	(75)
Proceeds from sales of property, plant and equipment	49	11	4
Investments in equity instruments	(11)	(8)	0
Net cash flows used in investing activities	(370)	(599)	(596)
Changes from financing cash flows
Proceeds from borrowings, net	1,598	987	398
Changes in short-term borrowings	(221)	101	(131)
Repayments on third party borrowings	569	625	426
Payments of principal on lease obligations	(116)	(128)	(18)
Interest paid, net	(91)	(86)	(81)
Dividends paid	(386)	(574)	(513)
Purchase of own shares under share buyback programme	(129)	(1,005)	(502)
Exercise of employee share options	14	26	25
Other financing activities, net	0	2	(11)
Net cash flows used in financing activities	100	(1,302)	(1,259)
Net change in cash and cash equivalents	1,220	3	(49)
Net effect of currency exchange rate changes on cash and cash equivalents	(13)	4	(2)
Cash and cash equivalents at beginning of period	316	309	360
Cash and cash equivalents at end of period	€ 1,523	€ 316	€ 309